Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt Disclosure [Text Block]
NOTE 6. DEBT
Term Loan and Revolving Line of Credit Facility
In August 2019, the Company entered into a loan and security agreement for a credit facility (the “Credit Facility”). The Credit Facility provides $15,000 of borrowing capacity and consists of a $10,000 revolving line of credit (the “Revolving Facility”), which will mature in August 2021 and a $5,000 term loan (the “Term Loan Facility”), which will mature in November 2023. The Revolving Facility is subject to an availability sublimit in accordance with the terms and conditions of the Credit Facility (the “Sublimit”). The Sublimit is derived by multiplying eligible accounts receivable by 85%. The amount available to the Company for additional borrowings on the Revolving Facility was $10,000 as of June 30, 2021 and December 31, 2020. Amounts borrowed under the Revolving Facility may be repaid and, prior to the Revolving Facility maturity date, reborrowed. The Revolving Facility terminates on the Revolving Facility maturity date, when the principal amount of all advances, the unpaid interest thereon, and all other obligations relating to the Revolving Facility shall be immediately due and payable. The Term Loan Facility was subject to monthly payments of interest, in arrears, accrued on the principal balance of the Term Loan Facility through November 2020. Thereafter, and continuing through the Term Loan Facility maturity date, the Term Loan Facility is subject to equal monthly payments of principal plus accrued interest. The Company has the option to prepay all, but not less than all, of the Term Loan Facility, subject to certain terms and conditions. After repayment, the Term Loan Facility (or any portion thereof) may not be reborrowed. Proceeds from the Credit Facility are used for general corporate purposes. In connection with the Credit Facility, the Company issued warrants (Note 7) to purchase the Company’s common stock. The fair value of the warrants has been recorded as additional paid-in
capital with a reduction to the carrying value of the Term Loan Facility in the accompanying Consolidated Balance Sheets. The resulting discount from outstanding principal balance of the Term Loan Facility is being amortized using the effective interest rate method over the periods to maturity. Amortization of this discount is recorded as interest expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss and Comprehensive Loss.
The following table sets forth a summary of the outstanding principal amounts under the Credit Facility as of June 30, 2021 and December 31, 2020.

	Maturity Date	Interest Rate(1)	June 30, 2021	December 31, 2020
Term loan facility	November 2023	6.00%	$4,027	$4,861
Debt discount, net			(32)	(41)

Term loan facility - carrying value			$3,995	$4,820

(1)
Interest rates for the Term Loan Facility and the Revolving Facility are based upon the prime rate as published by the Wall Street Journal (Prime Rate) plus an applicable margin, subject to floors as described below. As of June 30, 2021 and December 31, 2020, the applicable margins for the Revolving Facility and Term Loan Facility was 0.25% and the Prime Rate as of June 30, 2021 and December 31, 2020 was 3.25%. In accordance with the Credit Facility, the applicable interest rates are as stated above.

The principal amount outstanding under the Revolving Facility shall accrue interest at a floating per annum rate equal to (i) when our unrestricted cash maintained with the lender minus all obligations under the Revolving Facility is at least one dollar ($1.00) (we are a Net Depositor), the greater of (x) one quarter of one percent (0.25%) above the Prime Rate, or (y) five and one half of one percent (5.50%), and (ii) when we are not a Net Depositor, the greater of (x) three quarters of one percent (0.75%) above the Prime Rate, or (y) six percent (6.00%), which interest shall be payable monthly. The principal amount outstanding under the Term Loan Facility shall accrue interest at a floating per annum rate equal to the greater of (A) one percent (1.00%) above the Prime Rate and (B) six percent (6.00%), which interest was payable monthly through November 2020.
In addition to paying interest on outstanding principal under the Credit Facility, the Company is required to pay a facility fee to the lender under the Revolving Facility in respect of the unused commitments thereunder. The facility fee rate is based on the daily unused amount of the Revolving Facility and is one eighth of one percent (0.125%) per annum based on the unused facility amount.
The Credit Facility contains certain customary affirmative and negative covenants and events of default. Such covenants will, among other things, restrict, subject to certain exceptions, the Company’s ability to (i) engage in certain mergers or consolidations, (ii) sell, lease or transfer all or substantially all of the Company’s assets, (iii) engage in certain transactions with affiliates, (iv) make changes in the nature of the Company’s business and our subsidiaries, and (v) incur additional indebtedness that is secured on a pari passu
basis with the Credit Facility.
The Credit Facility also requires the Company, on a consolidated basis with its subsidiaries, to maintain a minimum liquidity ratio. If an event of default occurs, the lender is entitled to take various actions, including the acceleration of amounts due under the Credit Facility and all actions permitted to be taken by a secured creditor. As of June 30, 2021, and through the date these consolidated financial statements were issued, the Company believes it was in compliance with all financial covenants.
The Credit Facility is collateralized by first priority or equivalent security interests in substantially all the property, rights and assets of the Company.
Convertible Note
In February 2020, the Company issued a $50 principal, 5% per annum subordinated convertible note pursuant to a note purchase agreement (the “February 2020 Convertible Note”). Interest on the February 2020 Convertible Note accrued at the coupon rate, compounded annually.
In December 2019, the Company issued a $7,500 principal amount, 5% per annum subordinated convertible note pursuant to a note purchase agreement (the “December 2019 Convertible Note”). Interest on the December 2019 Convertible Note accrued at the coupon rate, compounded annually.
Conversion of Convertible Notes
In March 2020, in conjunction with the Series
C-1
preferred stock issuance, the December 2019 and February 2020 Convertible Notes, along with the respective accrued interest thereon, were automatically converted into shares of Series
C-1
preferred stock at conversion prices of $10.02 and $10.01, respectively. As such, the convertible noteholders received an aggregate of 756 shares and 5 shares, respectively, of Series
C-1
convertible preferred stock for the conversion of the Convertible Notes. The redemptions of the notes are considered early extinguishments of debt. The difference between the reacquisition price of the Convertible Notes and the net carrying amount of the extinguished Convertible Notes should be recognized currently in income as a loss or gain. Because the reacquisition price of the December 2019 Convertible Note was higher than the carrying value of the same on the date of extinguishment, the redemption of the December 2019 Convertible Note was recorded as a loss on conversion in the amount of $164 and included in other expense, net in the accompanying Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2020. No expenses were recorded in connection with this transaction during the six months ended June 30, 2021.
The following table summarizes the contractual maturities of the Company’s term loan facility which comprises all of the Company’s outstanding debt as of June 30, 2021.

Year	Term Loan Facility
Remainder of 2021	$833
2022	1,667
2023	1,527
2024 and thereafter	—

Total	4,027
Less: unamortized debt discount	(32)

Total carrying value	$3,995

NOTE 6. DEBT
Term Loan and Revolving Line of Credit Facility
In August 2019, the Company entered into a loan and security agreement for a credit facility (the “Credit Facility”). The Credit Facility provides $15,000 of borrowing capacity and consists of a $10,000 revolving line of credit (the “Revolving Facility”), which will mature in August 2021 and a $5,000 term loan (the “Term Loan Facility”), which will mature in November 2023. The Revolving Facility is subject to an availability sublimit in accordance with the terms and conditions of the Credit Facility (the “Sublimit”). The Sublimit is derived by multiplying eligible accounts receivable by 85%. The amount available to the Company for additional borrowings on the Revolving Facility was $10,000 and $706 as of December 31, 2020 and 2019, respectively. Amounts borrowed under the Revolving Facility may be repaid and, prior to the Revolving Facility maturity date, reborrowed. The Revolving Facility terminates on the Revolving Facility maturity date, when the principal amount of all advances, the unpaid interest thereon, and all other obligations relating to the Revolving Facility shall be immediately due and payable. The Term Loan Facility is subject to monthly payments of interest, in arrears, accrued on the principal balance of the Term Loan Facility through November 2020. Thereafter, and continuing through the Term Loan Facility maturity date, the Term Loan Facility is subject to equal monthly payments of principal plus accrued interest. The Company has the option to prepay all, but not less than all, of the Term Loan Facility, subject to certain terms and conditions. After repayment, the Term Loan Facility (or any portion thereof) may not be reborrowed. Proceeds from the Credit Facility are used for general corporate purposes. In connection with the Credit Facility, the Company issued warrants (Note 7) to purchase the Company’s common stock. The fair value of the warrants has been recorded as additional paid-in
capital with a reduction to the carrying value of the Term Loan Facility in the accompanying Consolidated Balance Sheets. The resulting discount from outstanding principal balance of the Term Loan Facility is being amortized using the effective interest rate method over the periods to maturity. Amortization of this discount is recorded as interest expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss and Comprehensive Loss.
The following table sets forth a summary of the outstanding principal amounts under the Credit Facility as of December 31, 2020 and 2019.

	Maturity Date	Interest Rate (1)	December 31, 2020	December 31, 2019
Term loan facility	November 2023	6.00%	$4,861	$5,000

Debt discount, net			(41)	(49)

Term loan facility – carrying value			$4,820	$4,951

Revolving facility	August 2021	5.50%	$—	$4,802

(1)
Interest rates for the Term Loan Facility and the Revolving Facility are based upon the prime rate as published by the Wall Street Journal (Prime Rate) plus an applicable margin, subject to floors as described below. As of December 31, 2020 and 2019, the applicable margins for the Revolving Facility and Term Loan Facility were 0.25% and 1.00%, respectively, and the Prime Rate as of December 31, 2020 and 2019 was 3.25% and 4.75%, respectively. In accordance with the Credit Facility, the applicable interest rates are as stated above.

The principal amount outstanding under the Revolving Facility shall accrue interest at a floating per annum rate equal to (i) when our unrestricted cash maintained with the lender minus all obligations under the Revolving Facility is at least one dollar ($1.00) (we are a Net Depositor), the greater of (x) one quarter of one percent (0.25%) above the Prime Rate, or (y) five and one half of one percent (5.50%), and (ii) when we are not a Net Depositor, the greater of (x) three quarters of one percent (0.75%) above the Prime Rate, or (y) six percent (6.00%), which interest shall be payable monthly. The principal amount outstanding under the Term Loan Facility shall accrue interest at a floating per annum rate equal to the greater of (A) one percent (1.00%) above the Prime Rate and (B) six percent (6.00%), which interest shall be payable monthly through November 2020.
In addition to paying interest on outstanding principal under the Credit Facility, the Company is required to pay a facility fee to the lender under the Revolving Facility in respect of the unused commitments thereunder. The facility fee rate is based on the daily unused amount of the Revolving Facility and is one eighth of one percent (0.125%) per annum based on the unused facility amount.
The Credit Facility contains certain customary affirmative and negative covenants and events of default. Such covenants will, among other things, restrict, subject to certain exceptions, the Company’s ability to (i) engage in certain mergers or consolidations, (ii) sell, lease or transfer all or substantially all of the Company’s assets, (iii) engage in certain transactions with affiliates, (iv) make changes in the nature of the Company’s business and our subsidiaries, and (v) incur additional indebtedness that is secured on a pari
 passu
 basis with the Credit Facility.
The Credit Facility also requires the Company, on a consolidated basis with its subsidiaries, to maintain a minimum liquidity ratio. If an event of default occurs, the lender is entitled to take various actions, including the acceleration of amounts due under the Credit Facility and all actions permitted to be taken by a secured creditor. As of December 31, 2020, and through the date these consolidated financial statements were issued, we believe we were in compliance with all financial covenants.
The Credit Facility is collateralized by first priority or equivalent security interests in substantially all the property, rights and assets of the Company.
Convertible Note
In March 2019, the Company issued a $2,500 principal amount, 6% per annum subordinated convertible note pursuant to a certain note purchase agreement (the “March 2019 Convertible Note”). Interest on the March 2019 Convertible Note accrued at the coupon rate, compounded annually. In connection with the March 2019 Convertible Note, the Company issued a warrant (Note 7) to the purchaser. The Company determined the warrant was a freestanding financial instrument and classified it as equity. See Note 7. The March 2019 Convertible Note was converted into
Series B-1
convertible preferred stock on May 24, 2019.
In December 2019, the Company issued a $7,500 principal amount, 5% per annum subordinated convertible note pursuant to a note purchase agreement (the “December 2019 Convertible Note”). Interest on the December 2019 Convertible Note accrued at the coupon rate, compounded annually. The December 2019 Convertible Note was converted to
Series C-1
convertible preferred stock on March 11, 2020.
The following table summarizes the terms of the Convertible Note outstanding as of December 31, 2019 and its outstanding principal amounts as of December 31, 2019.

	Coupon Rate	Conversion Rate	Maturity Date	December 31, 2019
Convertible Note	5.00%	99.7775	Dec 2020	$7,500
In February 2020, the Company issued a $50 in principal amount, 5% per annum subordinated convertible note pursuant to a note purchase agreement (the “February 2020 Convertible Note”). Interest on the February 2020 Convertible Note accrued at the coupon rate, compounded annually. The February 2020 Convertible Note was converted to
Series C-1
convertible preferred stock in March 2020.
Conversion of Convertible Notes
In May 2019, in conjunction with the
Series B-1
preferred stock issuance, the March 2019 Convertible Note, along with the respective accrued interest thereon, was automatically converted into shares of
Series B-1
preferred stock at a conversion price of $4.9767. As such, the convertible noteholder received an aggregate of 508 shares of
Series B-1
convertible preferred stock. The
redemption of the note is considered an early extinguishment of debt. The difference between the reacquisition price of the Convertible Notes and the net carrying amount of the extinguished Convertible Notes should be recognized currently in income as a loss or gain. Because the reacquisition price of the March 2019 Convertible Note was higher than the carrying value of the same on the date of extinguishment, the redemption of the March 2019 Convertible Note was recorded as a loss on extinguishment in the amount of $303.
In March 2020, in conjunction with the
Series C-1
preferred stock issuance, the December 2019 and February 2020 Convertible Notes, along with the respective accrued interest thereon, were automatically converted into shares of
Series C-1
preferred stock at conversion prices of $10.02 and $10.01, respectively. As such, the convertible noteholders received an aggregate of 756 shares and 5 shares, respectively, of
Series C-1
convertible preferred stock for the conversion of the Convertible Notes. The redemptions of the notes are considered early extinguishments of debt. The difference between the reacquisition price of the Convertible Notes and the net carrying amount of the extinguished Convertible Notes should be recognized currently in income as a loss or gain. Because the reacquisition price of the December 2019 Convertible Note was higher than the carrying value of the same on the date of extinguishment, the redemption of the December 2019 Convertible Note was recorded as a loss on conversion in the amount of $164 and included in other expense, net in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
The following table summarizes the contractual maturities of the Company’s term loan facility which comprises all of the Company’s outstanding debt as of December 31, 2020.

Year	Term Loan Facility
2021	$1,667

2022	1,667

2023	1,527

2024 and thereafter	—

Total	4,861

Less: unamortized debt discount	(41)

Total carrying value	$4,820